UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2006

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Goldman Capital Management Inc.
Address: 320 Park Ave.
               New York NY 10022

Form 13F File Number:  28-10731

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: Neal I Goldman
Title: President
Telephone: 212-415-7260

Signature, Place and Date of Signing:

Neal I Goldman, New York NY, February 9, 2007
Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT
[     ] 13F Notice
[     ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
None

Form 13F Summary Page

Report Summary:
Number of Other Included Managers:  -0-
Form 13F Information Table Entry Total: 50
Form 13F Information Table Value Total: 245,848

Goldman Capital Management Inc.
Form 13F 12/06


			Value	Shares/	Sh/	Put/	Invstmt	Other	Voting Authority--------------------
Name of Issuer	Title of	CUSIP	(x$1000)	Prn Amt	Prn	Call	Dscretn	Managers	Sole	Shared	None
 	Class

Abaxis Inc	COM	002567105	8066	419000	SH		Sole	N/A	419000
Advanced Photonix Inc-Cl A	COM	00754E107	281	122200	SH		Sole	N/A	122200
American Medical Alert Corp	COM	027904101	2769	413900	SH		Sole	N/A	413900
American Safety Insurance Hold	COM	G02995101	11557	623000	SH		Sole	N/A	623000
American Telecom Services Inc	COM	03015P101	166	50000	SH		Sole	N/A	50000
Ap Pharma Inc	COM	00202J104	847	618000	SH		Sole	N/A	618000
Cadiz Inc New	COM	12753207	4085	178000	SH		Sole	N/A	178000
Celadon Group Inc	COM	150838100	4012	239500	SH		Sole	N/A	239500
Clean Diesel Technologies Inc	COM	18449C104	180	100000	SH		Sole	N/A	100000
Columbia Laboratories Inc	COM	197779101	11413	2237815	SH		Sole	N/A	2237815
Compton Petroleum Corp	COM	204940100	894	98000	SH		Sole	N/A	98000
Digital Angel Corp	COM	253830103	786	308400	SH		Sole	N/A	308400
Dot Hill Sys Corp	COM	25848T109	8188	2083500	SH		Sole	N/A	2083500
Endocare Inc	COM	29264P104	496	280000	SH		Sole	N/A	280000
Ep Medsystems Inc	COM	26881P103	1344	1003300	SH		Sole	N/A	1003300
Familymeds Group Inc	COM	30706T100	273	100000	SH		Sole	N/A	100000
Fuel-Tech Nv	COM	359523107	7441	302000	SH		Sole	N/A	302000
Gametech International Inc	COM	36466D102	4194	349800	SH		Sole	N/A	349800
Gp Strategies Corp	COM	36225V104	6250	753000	SH		Sole	N/A	753000
Hypercom Corp	COM	44913M105	4146	652900	SH		Sole	N/A	652900
Imergent Inc	COM	45247Q100	45689	1595300	SH		Sole	N/A	1595300
Industrial Distribution Group	COM	456061100	8941	903300	SH		Sole	N/A	903300
Infocrossing Inc	COM	45664X109	7190	441123	SH		Sole	N/A	441123
Infosearch Media Inc	COM	45677V108	462	2100000	SH		Sole	N/A	2100000
Landec Corp	COM	514766104	1291	120000	SH		Sole	N/A	120000
Lifetime Brands Inc	COM	53222Q103	9055	551100	SH		Sole	N/A	551100
Liquidmetal Technologies Inc	COM	53634X100	230	151000	SH		Sole	N/A	151000
Mdc Partners Inc New Cl A Subo	COM	552697104	11643	1573400	SH		Sole	N/A	1573400
Medical Nutrition USA Inc	COM	58461X107	2284	525000	SH		Sole	N/A	525000
Memc Electronic Materials Inc	COM	552715104	2916	74500	SH		Sole	N/A	74500
Mosys Inc	COM	619718109	16097	1740188	SH		Sole	N/A	1740188
Napco Security Systems Inc	COM	630402105	1083	184500	SH		Sole	N/A	184500
National Patent Development Co	COM	637132101	3848	1644500	SH		Sole	N/A	1644500
Nestor Inc New	COM	641074505	1956	1340000	SH		Sole	N/A	1340000
Oasys Mobile Inc	COM	67421G104	111	277500	SH		Sole	N/A	277500
Penn Treaty American Corp New	COM	707874400	8153	1060200	SH		Sole	N/A	1060200
Photomedex Inc	COM	719358103	4805	4329600	SH		Sole	N/A	4329600
Premd Inc	COM	74047Y105	828	514500	SH		Sole	N/A	514500
Progressive Gaming Internation	COM	74332S102	1263	139298	SH		Sole	N/A	139298
Pure Bioscience	COM	746218106	79	30000	SH		Sole	N/A	30000
Rewards Network Inc	COM	761557107	1318	189700	SH		Sole	N/A	189700
Scolr Pharma Inc	COM	78402X107	6646	1414000	SH		Sole	N/A	1414000
Smart Online Inc	COM	83171V100	252	105000	SH		Sole	N/A	105000
Source Interlink Companies Inc	COM	836151209	4925	603500	SH		Sole	N/A	603500
Star Scientific Inc Com	COM	85517P101	2668	821000	SH		Sole	N/A	821000
Thomas Group Inc	COM	884402108	4364	290151	SH		Sole	N/A	290151
Trinity Biotech Plc New ADR	COM	896438306	4833	564000	SH		Sole	N/A	564000
Universal Electronics Inc	COM	913483103	8400	399625	SH		Sole	N/A	399625
Web.Com Inc	COM	94732Q100	461	110000	SH		Sole	N/A	110000
World Fuel Services Corp	COM	981475106	6669	150000	SH		Sole	N/A	150000







 			245848